Earnings Per Common Share - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Warrant or Right [Line Items]
Weighted Average Number Diluted Shares Outstanding Adjustment	18,861	0	1,063
Options and warrants not included in computation of diluted earnings per common shares			63,308
Dilutive effect of Capital Purchase Plan warrants			1,063
Exercise price of Capital Purchase Plan warrants to purchase common shares		$ 65.97
U.S. Treasury's Capital Purchase Program
Class of Warrant or Right [Line Items]
Warrants to purchase common shares outstanding related to common stock issuances		227,376	227,376
2013 Long Term Incentive Plan [Member]
Class of Warrant or Right [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	21,975